Fair value measurements - Schedule of Level 3 Restricted Sponsor Shares and Price Adjustment Shares (Details) - Level 3 - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Sponsor Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)	7,500,000	7,500,000
Reverse Recapitalization, Contingent Consideration, Equity, Remaining Exercise Period	4 years 7 months 28 days	5 years 7 months 28 days
Restricted Sponsor Shares [Member] | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 12.5	$ 12.5
Share value (in usd per share)	3.62	1.17
Restricted Sponsor Shares [Member] | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	30.0	30.0
Share value (in usd per share)	$ 7.17	$ 2.63
Price Adjustment Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)	15,000,000	15,000,000
Reverse Recapitalization, Contingent Consideration, Equity, Remaining Exercise Period	2 years 7 months 28 days	3 years 7 months 28 days
Price Adjustment Shares [Member] | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 12.5	$ 12.5
Share value (in usd per share)	4.47	1.32
Price Adjustment Shares [Member] | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	17.5	17.5
Share value (in usd per share)	$ 6.31	$ 2